BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Fund
BlackRock High Yield Municipal Fund

Supplement dated July 20, 2007 to the
Prospectus dated October 2, 2006

The following changes are made to the Prospectus of BlackRock Municipal Bond Fund, Inc. (the “Fund”).

The section in the prospectus captioned “About the Portfolio Manager of the Insured Fund” appearing on page 21 is amended as follows:

The description of the portfolio manager is deleted and the following description is inserted below the heading:

The Insured Fund is managed by a team of investment professionals comprised of Michael A. Kalinoski, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Mr. Kalinoski is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio.

The section in the prospectus captioned “About the Portfolio Manager of the National Fund” appearing on page 21 is amended as follows:

The description of the portfolio manager is deleted and the following description is inserted below the heading:

The National Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Mr. O’Connor is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio.

The section in the prospectus captioned “About the Portfolio Manager of the Short-Term Fund” appearing on page 22 is amended as follows:

The description of the portfolio manager is deleted and the following description is inserted below the heading:

The Short-Term Fund is managed by a team of investment professionals comprised of Peter J. Hayes, Managing Director at BlackRock, and Helen Marie Sheehan, Director at BlackRock. Mr. Hayes is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio.

The section in the prospectus captioned “About the Portfolio Manager of the High Yield Fund” appearing on page 22 is amended as follows:

The description of the portfolio manager is deleted and the following description is inserted below the heading:

The High Yield Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Mr. Jaeckel is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio.

In addition, in the section captioned “Management of the Fund — BlackRock Advisors, LLC” the discussion of the portfolio managers beginning on page 53 of the Fund’s Prospectus is amended as follows:

The description of the Fund’s portfolio managers is deleted in its entirely and replaced with the following:

The Insured Fund is managed by a team of investment professionals comprised of Michael A. Kalinoski, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Messrs. Jaeckel and O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Kalinoski is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Insured Fund’s management team since 2006. Mr. Kalinoski has been the Insured Fund’s portfolio manager since 2006. The National Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Mr. Jaeckel is responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. O’Connor is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Jaeckel has been a member of the National Fund’s management team since 2006 and Mr. O’Connor has been the National Fund’s portfolio manager since 1996. The High Yield Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Mr. O’Connor is responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Jaeckel is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. O’Connor has been a member of the High Yield Fund’s management team since 2006 and Mr. Jaeckel has been the High Yield Fund’s portfolio manager since 2006. The Short-Term Fund is managed by Peter J. Hayes, Managing Director at BlackRock, and Helen Marie Sheehan, Director at BlackRock. Ms. Sheehan is responsible for setting the Fund’s overall investment strategy and overseeing management of the Fund. Mr. Hayes is the Short-Term Fund’s lead portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Hayes has been the Short-Term Fund’s portfolio manager since 1996 and Ms. Sheehan has been the Short-Term Fund’s portfolio manager since 2007.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Kalinoski joined BlackRock in 2006. Prior to joining BlackRock, he was a Director (Municipal Tax-Exempt Fund Management) of MLIM since 2006 and was a Vice President of MLIM from 1999 to 2006. He has been a portfolio manager with BlackRock or MLIM since 1999.

Mr. Hayes joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director of MLIM from 2000 to 2006 and was a First Vice President of MLIM from 1997 to 2000. He has been a portfolio manager with BlackRock or MLIM since 1987.

Ms. Sheehan joined BlackRock in 2006. Prior to joining BlackRock, she was a Director of MLIM from 2000 to 2006 and was a Vice President of MLIM from 1994 to 2000. She has been a portfolio manager with BlackRock or MLIM since 1985.

Code # 10051-0707BR-STK

BLACKROCK MUNICIPAL BOND FUND, INC.

Supplement Dated July 20, 2007
to the Statement of Additional Information dated October 2, 2007

The following changes are made to the Statement of Additional Information of BlackRock Municipal Bond Fund, Inc.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers”beginning on p. I-16 is revised as follows: the first paragraph is amended to add Helen Marie Sheehan to the list of portfolio managers of BlackRock Short-Term Portfolio.

The subsection entitled “Other Funds and Accounts Managed” is revised to add the following information:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based

	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts

Short-Term Fund

Helen Marie Sheehan	1	0	10	0	0	0
	$703,000,000	$0	$4,700,000,000	$0	$0	$0

As of June 30, 2007, Ms. Sheehan did not own any equity securities in the Short-Term Fund.

Code # 10130-0707BR-STK